Revenue Recognition - Schedule of Adjustments to Allowances for Credit Losses (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Opening balance	$ 2,018	$ 2,243
Additional allowance	2,219	2,269
Write-offs, recoveries, and other adjustments	(714)	(2,494)
Closing balance	$ 3,523	$ 2,018